Leases (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Leases
Schedule of Minimum Lease Receivables

	Yen (millions)
	2011
Years ending March 31	Financing leases	Operating leases
2012	367,446	36,949
2013	250,130	22,256
2014	144,958	12,392
2015	66,795	6,391
2016	31,674	2,603
Thereafter	95,125	1,813

Total minimum payments to be received	956,128	82,404

Unguaranteed residual values	52,036
Amount representing executory costs	(67,396)
Unearned income	(67,631)
Allowance for doubtful receivables	(6,136)

Net investment in financing leases	867,001
Less current portion of net investment in financing leases, included in investments in leases and current portion of financial assets transferred to consolidated securitization entities	337,935

Long-term net investment in financing leases, included in other assets and financial assets transferred to consolidated securitization entities	529,066

Yen (millions)
2010
Financing Leases
Total minimum payments to be received	642,701
Unguaranteed residual values	66,289
Amount representing executory costs	(46,522)
Unearned income	(44,877)
Allowance for doubtful receivables	(4,825)

Net investment in financing leases	612,766
Less current portion of net investment in financing leases, included in investments in leases	194,108

Long-term net investment in financing leases, included in other assets	418,658

Schedule of Minimum Lease Payments

	Yen (millions)
Years ending March 31	Capital leases	Operating leases
2012	11,799	18,799
2013	9,474	14,771
2014	5,769	11,710
2015	3,923	9,769
2016	2,260	7,008
Thereafter	5,747	26,817

Total minimum lease payments	38,972	88,874

Amount representing executory costs	(210)
Amount representing interest	(2,444)

Present value of net minimum lease payments	36,318
Less current portion of capital lease obligations	11,082

Long-term capital lease obligations	25,236